CASH FLOW STATEMENT - Cash and cash equivalents (Details) $ in Millions	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash at bank	$ 365	$ 169	$ 100
Bank overdrafts	(32)	(14)	(62)
Cash and cash equivalents	$ 333	$ 155	$ 38	$ 102
Number of countries in which the company operates | item	100